CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	ProSomnus Common Holders Preferred Stock Series A Preferred Stock	ProSomnus Common Holders Series A Preferred Stock	Warrant Preferred Stock Series B redeemable convertible preferred stock	Warrant Additional Paid-In Capital	Warrant	PIPE equity Common Stock Class A common stock	PIPE equity Additional Paid-In Capital	PIPE equity	PIPE debt SPA shares Common Stock Class A common stock	PIPE debt SPA shares Additional Paid-In Capital	PIPE debt SPA shares	Preferred Stock Series B redeemable convertible preferred stock	Preferred Stock Series A Preferred Stock Convertible debt agreements	Preferred Stock Series A Preferred Stock	Common Stock Class A common stock	Common Stock	Additional Paid-In Capital Convertible debt agreements	Additional Paid-In Capital	Accumulated Deficit	Series B redeemable convertible preferred stock	Series A Preferred Stock	Convertible debt agreements	Total
Beginning balance at Dec. 31, 2020												$ 12,389,547		$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2020												7,288,333		26,245
Ending balance at Dec. 31, 2021												$ 12,389,547		$ 26,245,000						$ 12,389,547	$ 26,245,000
Ending balance (in shares) at Dec. 31, 2021												7,288,333		26,245						7,288,333	26,245		7,314,578
Beginning balance at Dec. 31, 2020																$ 2,418		$ 150,421,286	$ (197,671,868)				$ (47,248,164)
Beginning balance (in shares) at Dec. 31, 2020																24,184,697
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																$ 38		(38)
Vesting of restricted stock awards (in shares)																381,689
Stock-based compensation expense																		4,712			$ 0		4,712
Net loss																			(5,977,407)				(5,977,407)
Ending balance at Dec. 31, 2021																$ 2,456		150,425,960	(203,649,275)				(53,220,859)
Ending balance (in shares) at Dec. 31, 2021																24,566,386
Ending balance at Sep. 30, 2022												$ 12,389,547		$ 26,245,000
Ending balance (in shares) at Sep. 30, 2022												7,288,333		26,245
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																$ 21		(21)
Vesting of restricted stock awards (in shares)																215,536
Stock-based compensation expense																		5,000					5,000
Net loss																			(9,353,340)				(9,353,340)
Ending balance at Sep. 30, 2022																$ 2,477		150,430,939	(213,002,615)				$ (62,569,199)
Ending balance (in shares) at Sep. 30, 2022														26,245		24,781,922
Beginning balance at Dec. 31, 2021												$ 12,389,547		$ 26,245,000						$ 12,389,547	$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2021												7,288,333		26,245						7,288,333	26,245		7,314,578
Increase (Decrease) in Temporary Equity
Issuance of Series A Convertible Preferred Stock (in shares)	5,945	5,945	161,112										13,081							161,112
Merger Recapitalization - Preferred												$ (12,389,563)		$ (26,245,000)
Merger Recapitalization - Preferred (in shares)												(7,449,445)		(45,271)
Ending balance (in shares) at Dec. 31, 2022																							0
Beginning balance at Dec. 31, 2021																$ 2,456		150,425,960	(203,649,275)				$ (53,220,859)
Beginning balance (in shares) at Dec. 31, 2021																24,566,386
Increase (Decrease) in Stockholders' Equity
Vesting of early exercised options																$ 85		2,156,915					2,157,000
Vesting of early exercised options (in shares)																854,507
Issuance of shares, net of cancellations and issuance costs			$ 16	$ 579,984	$ 579,984	$ 183	$ 10,249,817	$ 10,250,000	$ 33	$ 478,834	$ 478,867						$ 13,080,756					$ 13,080,756
Issuance of stock (in shares)						1,830,133		1,830,133	326,713
Merger Recapitalization - Preferred															$ 721			38,635,975					38,636,696
Merger Recapitalization - Preferred (in shares)															7,208,865
Merger Recapitalization - Common															$ 408	$ (2,541)							(2,132)
Merger Recapitalization - Common (in shares)															4,084,418	(25,420,893)
Issuance of Common Stock - services															$ 72			7,159,090					7,159,162
Issuance of Common Stock - services (in shares)															716,223
Issuance costs - ProSomnus Inc.																		(12,640,679)					$ (12,640,679)
Conversion of LAAA Founder Common Stock															$ 105			(105)
Conversion of LAAA Founder Common Stock (in shares)															1,054,390
Issuance of Common Stock - Lakeshore Public Stock Holders															$ 82			(82)
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)															820,722
Issuance of Warrants																							1,991,503
Assumption of SPAC Assets and Liabilities																		2,242,097					$ 2,242,097
Earn-out liability																		(22,070,000)					(22,070,000)
Stock-based compensation expense																					$ 2,145,000		2,156,915
Net loss																			(7,145,320)				(7,145,320)
Ending balance at Dec. 31, 2022															$ 1,604	$ 1,604		190,298,562	(210,794,595)				(20,494,429)
Ending balance (in shares) at Dec. 31, 2022															16,041,464	16,041,464
Beginning balance at Jun. 30, 2022												$ 12,389,547		$ 26,245,000
Beginning balance (in shares) at Jun. 30, 2022												7,288,333		26,245
Ending balance at Sep. 30, 2022												$ 12,389,547		$ 26,245,000
Ending balance (in shares) at Sep. 30, 2022												7,288,333		26,245
Beginning balance at Jun. 30, 2022																$ 2,469		150,429,947	(209,453,653)				(59,021,237)
Beginning balance (in shares) at Jun. 30, 2022																24,702,891
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																$ 8		(8)
Vesting of restricted stock awards (in shares)																79,031
Stock-based compensation expense																		1,000					1,000
Net loss																			(3,548,962)				(3,548,962)
Ending balance at Sep. 30, 2022																$ 2,477		150,430,939	(213,002,615)				$ (62,569,199)
Ending balance (in shares) at Sep. 30, 2022														26,245		24,781,922
Beginning balance (in shares) at Dec. 31, 2022																							0
Increase (Decrease) in Temporary Equity
Issuance of Series A Convertible Preferred Stock (in shares)														9,526							9,526
Ending balance at Sep. 30, 2023														$ 11,664,989							$ 11,664,989
Ending balance (in shares) at Sep. 30, 2023														9,526									9,526
Beginning balance at Dec. 31, 2022															$ 1,604	$ 1,604		190,298,562	(210,794,595)				$ (20,494,429)
Beginning balance (in shares) at Dec. 31, 2022															16,041,464	16,041,464
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of cancellations and issuance costs																$ 2		163,571					163,573
Issuance of stock (in shares)																16,166
Stock-based compensation expense																		716,193					716,193
Net loss																			(17,226,044)				(17,226,044)
Ending balance at Sep. 30, 2023																$ 1,629		194,650,729	(228,020,639)				$ (33,368,281)
Ending balance (in shares) at Sep. 30, 2023																16,288,124
Increase (Decrease) in Temporary Equity
Issuance of Series A Convertible Preferred Stock (in shares)														9,526
Ending balance at Sep. 30, 2023														$ 11,664,989							$ 11,664,989
Ending balance (in shares) at Sep. 30, 2023														9,526									9,526
Beginning balance at Jun. 30, 2023																$ 1,606		191,031,730	(216,781,836)				$ (25,748,500)
Beginning balance (in shares) at Jun. 30, 2023																16,057,630
Increase (Decrease) in Stockholders' Equity
Issuance of Common Stock - services																$ 23		919,546					919,569
Stock-based compensation expense																		146,596					146,596
Net loss																			(11,238,803)				(11,238,803)
Ending balance at Sep. 30, 2023																$ 1,629		$ 194,650,729	$ (228,020,639)				$ (33,368,281)
Ending balance (in shares) at Sep. 30, 2023																16,288,124